Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial risk management
Schedule of sensitivity analysis of the company's assets

	Fair value as of	Impact of a 5% change
(in thousands of euros)	December 31, 2025	in exchange rate
Cash & cash equivalents dominated in US Dollars	24,792	(1,181)
Short-term deposits dominated in US Dollars	34,979	(1,666)
End of period rate at 31/12/25	1.175	1.234

	Fair value as of	Impact of a 5% change
(in thousands of euros)	December 31, 2024	in exchange rate
Cash & cash equivalents dominated in US Dollars	21,879	(1,042)
Short-term deposits dominated in US Dollars	8,182	(390)
End of period rate at 31/12/24	1.039	1.091

	Fair value as of	Impact of a 5% change
(in thousands euros)	December 31, 2023	in exchange rate
Cash & cash equivalents dominated in US Dollars	4,649	(221)
Short-term deposits dominated in US Dollars	2,715	(129)
End of period rate at 31/12/23	1.110	1.160

Schedule of maturity analysis of financial liabilities

December 31, 2025	Less than	Between 1	Between 3	More than
(in thousands of euros)	1 year	and 3 years	and 5 years	5 years
Bank borrowings	33,429	29,197	1,558	—
Accrued interest payable on loans	597	1,867	—	—
Lease liabilities	2,031	661	—	—
Royalty certificates liabilities	—	6,485	45,150	485,206
Trade payables	26,017	—	—	—
Other miscellaneous payables	2,738	—	—	—
Total debt	64,812	38,211	46,707	485,206

December 31, 2024	Less than	Between 1	Between 3	More than
(in thousands of euros)	1 year	and 3 years	and 5 years	5 years
Bank borrowings	3,275	57,418	2,002	668
Accrued interest payable on loans	73	1,816	—	—
Lease liabilities	2,642	2,330	4	—
Royalty certificates liabilities	—	—	—	422,472
Trade payables	32,862	—	—	—
Other miscellaneous payables	331	—	—	—
Total Debt	39,183	61,564	2,006	423,140

	Less than	Between 1	Between 3	More
December 31, 2023	1 year	and 3 years	and 5 years	than 5 years
Bank borrowings	3,011	18,774	29,447	1,558
Accrued interest payable on loans	82	3,636	—	—
Lease liabilities	1,388	1,982	—	—
Royalty certificates liabilities	—	—	3,472	53,556
Trade payables	26,918	—	—	—
Other miscellaneous payables	23	—	—	—
Total Debt	31,422	24,392	32,919	55,113